Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Cost of inventories	€ 328,749	€ 324,030	€ 239,210
Reversal of inventory write-down	0	0
Cost of sales, exclusive of depreciation and amortization
Disclosure of attribution of expenses by nature to their function [line items]
Inventory write-downs	€ 6,009	€ 1,022	€ 335